UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     Investment Company Act file number 811-4108

                           OPPENHEIMER GLOBAL SECURITIES FUND/VA
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                                   (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                              (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

                                      Date of fiscal year end:  DECEMBER 31
                                                                -----------

          Date of reporting period: JANUARY 1, 2003 - DECEMBER 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Oppenheimer Global Securities Fund/VA produced strong, competitive returns for the one-year period ended December 31, 2003.
   Over the past year, the Fund continued to seek to capitalize on global growth trends of mass affluence, new technologies, corporate restructuring and aging populations. Within each trend, we looked for reasonably priced companies with strong growth prospects. Our contrarian stock selection process often led us to out of favor, but well-managed companies whose stock price had declined in the marketplace.
   During 2003, the Fund benefited from its selective investments in the technology and consumer staples sectors. KDDI Corp., the number two wireless carrier in Japan, was one of the Fund's best performing stocks during the period on strong demand for wireless products. National Semiconductor Corp. remained a strong contributor to performance throughout the year. The company made significant progress on its long term restructuring, which refocused the company on its higher-margin analog chip segment. In addition, the Fund received favorable performance from its holdings in QUALCOMM, Inc., Vodafone Group plc and Yahoo Japan Corp.
   The Fund also benefited from holdings in consumer staples. Reckitt Benckiser plc and Wella AG performed very well as consumer spending continued to strengthen over the course of the year.
   Two companies in particular detracted from the Fund's overall return. Although we had sold most of our position, Sony Corp. detracted from performance due to the company's inability to turn around a slide in the brand quality and reputation. Tandberg ASA, a global leader in videoconferencing software, had disappointing earnings during the year and was punished in the marketplace. However, we added to our position and the stock has since rebounded strongly.
   Early in 2003, we reduced the Fund's investment in video game software. Throughout 2002 and into early 2003, Electronic Arts, Inc. was our largest holding in video game software, but that position was trimmed back during the period, as we felt most of the likely positive outcomes in its software business had been more than fully discounted in its stock price.
   From a country perspective, the United States was the biggest contributor to performance as most of the Fund's technology holdings were based there. The Fund also did well in Japan, where we generally kept a market weight throughout the last 12 months, but solid stock selection led to good performance in the country versus the benchmark. Finally, the Fund received positive returns from Brazil, which is not part of the MSCI World Index, and where we have a holding in Empresa Brasileira de Aeronautica SA, the regional jet manufacturer.
   Please remember country, sector and market capitalization weightings were the result of individual stock selection and do not reflect predetermined target allocations. The Fund's holdings, allocations, management, and strategies are subject to change. Investing in foreign securities poses additional risks, such as currency fluctuations and higher expenses.
COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2003. In the case of Non-Service shares, performance is measured over a ten-year period. In the case of Service shares, performance is measured from inception of the class on July 13, 2000. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
   The Fund's performance is compared to the performance of the Morgan Stanley Capital International World Index, an unmanaged index of equity securities listed on stock exchanges of 20 foreign countries and the U.S. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


3  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

FUND PERFORMANCE DISCUSSION

NON-SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer Global Securities Fund/VA (Non-Service)
     Morgan Stanley Capital International World Index

[LINE CHART]
          Oppenheimer Global Securities    Morgan Stanley Capital
              Fund/VA (Non-Service)      International World Index

12/31/1993          $10,000                   $10,000
03/31/1994            9,634                    10,073
06/30/1994            9,528                    10,388
09/30/1994           10,227                    10,623
12/31/1994            9,428                    10,558
03/31/1995            9,131                    11,066
06/30/1995            9,562                    11,553
09/30/1995           10,012                    12,213
12/31/1995            9,639                    12,809
03/31/1996           10,005                    13,345
06/30/1996           10,436                    13,748
09/30/1996           10,770                    13,947
12/31/1996           11,355                    14,602
03/31/1997           11,930                    14,659
06/30/1997           13,185                    16,883
09/30/1997           14,239                    17,382
12/31/1997           13,901                    16,971
03/31/1998           15,301                    19,419
06/30/1998           15,595                    19,831
09/30/1998           13,159                    17,471
12/31/1998           15,861                    21,179
03/31/1999           16,417                    21,953
06/30/1999           18,050                    23,020
09/30/1999           18,358                    22,697
12/31/1999           25,138                    26,546
03/31/2000           28,768                    26,837
06/30/2000           27,828                    25,905
09/30/2000           27,375                    24,622
12/31/2000           26,417                    23,116
03/31/2001           22,464                    20,163
06/30/2001           24,204                    20,723
09/30/2001           19,880                    17,759
12/31/2001           23,237                    19,297
03/31/2002           23,685                    19,417
06/30/2002           21,569                    17,637
09/30/2002           17,613                    14,410
12/31/2002           18,094                    15,526
03/31/2003           16,725                    14,759
06/30/2003           20,213                    17,304
09/30/2003           22,142                    18,159
12/31/2003           25,877                    20,768

AVERAGE ANNUAL TOTAL RETURNS OF NON-SERVICE SHARES OF THE FUND AT 12/31/03
1-Year  43.02%   5-Year  10.28%   10-Year  9.97%   Inception Date  11/12/90

SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer Global Securities Fund/VA (Service Shares)
     Morgan Stanley Capital International World Index

[LINE CHART]
          Oppenheimer Global Securities    Morgan Stanley Capital
            Fund/VA (Service Shares)     International World Index

07/13/2000           10,000                    10,000
09/30/2000            9,620                     9,505
12/31/2000            9,280                     8,924
03/31/2001            7,889                     7,784
06/30/2001            8,498                     8,000
09/30/2001            6,977                     6,855
12/31/2001            8,151                     7,449
03/31/2002            8,308                     7,496
06/30/2002            7,560                     6,808
09/30/2002            6,166                     5,563
12/31/2002            6,328                     5,994
03/31/2003            5,842                     5,697
06/30/2003            7,062                     6,680
09/30/2003            7,736                     7,010
12/31/2003            9,040                     8,017

AVERAGE ANNUAL TOTAL RETURNS OF SERVICE SHARES OF THE FUND AT 12/31/03
1-Year  42.86%   Since Inception -2.87%   Inception Date 7/13/00

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR MORE CURRENT PERFORMANCE DATA, CALL US AT 1.800.981.2871. THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR OR CALLING US AT 1.800.981.2871. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

GRAPHS ARE NOT DRAWN TO SAME SCALE. AN EXPLANATION OF THE CALCULATION OF THE PERFORMANCE IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

4  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2003


                                                                 MARKET VALUE
                                                     SHARES        SEE NOTE 1
-------------------------------------------------------------------------------
 COMMON STOCKS--95.4%
-------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--16.7%
-------------------------------------------------------------------------------
 AUTOMOBILES--1.0%
 Porsche AG, Preferred                               45,562      $ 26,953,268
-------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--1.6%
 International Game Technology                      665,500        23,758,350
-------------------------------------------------------------------------------
 Panera Bread Co., Cl. A 1                          131,100         5,182,383
-------------------------------------------------------------------------------
 Starbucks Corp. 1                                  359,500        11,885,070
                                                               ----------------
                                                                   40,825,803

-------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--0.8%
 Sharp Corp.                                      1,347,000        21,253,868
-------------------------------------------------------------------------------
 MEDIA--10.0%
 Grupo Televisa SA, Sponsored GDR                   437,699        17,446,682
-------------------------------------------------------------------------------
 JC Decaux SA 1                                     530,684         8,675,146
-------------------------------------------------------------------------------
 Pearson plc                                      2,090,128        23,273,034
-------------------------------------------------------------------------------
 Reed Elsevier plc                                2,157,226        18,044,078
-------------------------------------------------------------------------------
 Singapore Press Holdings Ltd.                    1,471,033        16,370,797
-------------------------------------------------------------------------------
 Sirius Satellite Radio, Inc. 1                  26,291,602        83,081,462
-------------------------------------------------------------------------------
 Societe Television Francaise 1                     378,800        13,225,493
-------------------------------------------------------------------------------
 Television Broadcasts Ltd.                       5,033,832        25,416,845
-------------------------------------------------------------------------------
 Vivendi Universal SA 1                             580,710        14,114,868
-------------------------------------------------------------------------------
 Wolters Kluwer NV                                  782,250        12,234,974
-------------------------------------------------------------------------------
 WPP Group plc                                    1,173,870        11,526,206
-------------------------------------------------------------------------------
 Zee Telefilms Ltd.                               5,167,400        16,994,375
                                                               ----------------
                                                                  260,403,960

-------------------------------------------------------------------------------
 SPECIALTY RETAIL--3.3%
 Circuit City Stores, Inc./
 Circuit City Group                               1,365,149        13,828,959
-------------------------------------------------------------------------------
 Gap, Inc. (The)                                    561,400        13,030,094
-------------------------------------------------------------------------------
 Hennes & Mauritz AB, B Shares                    1,022,700        24,304,991
-------------------------------------------------------------------------------
 New Dixons Group plc                             9,517,970        23,683,663
-------------------------------------------------------------------------------
 RadioShack Corp.                                   342,500        10,507,900
                                                               ----------------
                                                                   85,355,607

-------------------------------------------------------------------------------
 CONSUMER STAPLES--7.7%
-------------------------------------------------------------------------------
 BEVERAGES--1.6%
 Companhia de Bebidas das
 Americas, ADR                                      596,715        15,222,200
-------------------------------------------------------------------------------
 Diageo plc                                         446,470         5,874,479
-------------------------------------------------------------------------------
 Fomento Economico Mexicano
 SA de CV, UBD                                    3,065,000        11,313,818
-------------------------------------------------------------------------------
 Grupo Modelo SA de CV,
 Series C                                         4,073,700         9,751,721
                                                               ----------------
                                                                   42,162,218

                                                                 MARKET VALUE
                                                     SHARES        SEE NOTE 1
-------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--1.3%
 Boots Group plc                                  1,081,050    $   13,372,530
-------------------------------------------------------------------------------
 Carrefour SA                                       194,580        10,681,270
-------------------------------------------------------------------------------
 Seven-Eleven Japan Co. Ltd.                        347,000        10,523,001
                                                               ----------------
                                                                   34,576,801

-------------------------------------------------------------------------------
 FOOD PRODUCTS--1.0%
 Cadbury Schweppes plc                            3,512,391        25,795,336
-------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--2.7%
 Hindustan Lever Ltd.                             4,613,900        20,700,610
-------------------------------------------------------------------------------
 Reckitt Benckiser plc                            2,119,950        47,969,195
                                                               ----------------
                                                                   68,669,805

-------------------------------------------------------------------------------
 PERSONAL PRODUCTS--1.1%
 Gillette Co.                                       549,900        20,197,827
-------------------------------------------------------------------------------
 Shiseido Co. Ltd.                                  769,000         9,349,697
                                                               ----------------
                                                                   29,547,524

-------------------------------------------------------------------------------
 ENERGY--4.5%
-------------------------------------------------------------------------------
 OIL & GAS--4.5%
 BP plc, ADR                                        434,469        21,441,045
-------------------------------------------------------------------------------
 Burlington Resources, Inc.                         171,300         9,486,594
-------------------------------------------------------------------------------
 ChevronTexaco Corp.                                250,872        21,672,832
-------------------------------------------------------------------------------
 Encana Corp.                                       381,417        15,053,021
-------------------------------------------------------------------------------
 ENI SpA                                            584,500        11,029,401
-------------------------------------------------------------------------------
 Husky Energy, Inc.                               1,431,515        25,999,348
-------------------------------------------------------------------------------
 Total SA, B Shares                                  60,960        11,333,871
                                                               ----------------
                                                                  116,016,112

-------------------------------------------------------------------------------
 FINANCIALS--17.4%
-------------------------------------------------------------------------------
 CAPITAL MARKETS--0.2%
 Northern Trust Corp.                               124,600         5,783,932
-------------------------------------------------------------------------------
 COMMERCIAL BANKS--8.8%
 ABN Amro Holding NV                              1,517,200        35,499,526
-------------------------------------------------------------------------------
 Australia & New Zealand
 Banking Group Ltd.                                 885,850        11,800,405
-------------------------------------------------------------------------------
 Bank One Corp.                                   1,006,039        45,865,318
-------------------------------------------------------------------------------
 ICICI Bank Ltd., Sponsored ADR                   1,870,550        32,136,049
-------------------------------------------------------------------------------
 Resona Holdings, Inc. 1                          6,533,000         8,229,495
-------------------------------------------------------------------------------
 Royal Bank of Scotland Group
 plc (The)                                          978,787        28,840,831
-------------------------------------------------------------------------------
 Societe Generale, Cl. A                            428,820        37,862,465
-------------------------------------------------------------------------------
 Wachovia Corp.                                     639,929        29,814,292
                                                               ----------------
                                                                  230,048,381

-------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--3.2%
 3i Group plc                                       957,363        10,582,867
-------------------------------------------------------------------------------
 American Express Co.                               448,000        21,607,040
-------------------------------------------------------------------------------
 Citigroup, Inc.                                    217,566        10,560,654
-------------------------------------------------------------------------------
 Credit Saison Co. Ltd.                             511,900        11,559,186


5  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF INVESTMENTS  Continued


                                                                 MARKET VALUE
                                                     SHARES        SEE NOTE 1
-------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES Continued
 MBNA Corp.                                         450,750    $   11,201,138
-------------------------------------------------------------------------------
 MLP AG 1                                           377,528         7,428,645
-------------------------------------------------------------------------------
 Schwab (Charles) Corp.                             956,200        11,321,408
                                                               ----------------
                                                                   84,260,938

-------------------------------------------------------------------------------
 INSURANCE--4.8%
 ACE Ltd.                                           525,871        21,781,577
-------------------------------------------------------------------------------
 Aegon NV                                         1,752,350        25,927,144
-------------------------------------------------------------------------------
 Allianz AG                                         237,130        29,940,317
-------------------------------------------------------------------------------
 Berkshire Hathaway, Inc., Cl. B 1                    7,760        21,844,400
-------------------------------------------------------------------------------
 Everest Re Group Ltd.                              134,400        11,370,240
-------------------------------------------------------------------------------
 Manulife Financial Corp.                           397,413        12,870,369
                                                               ----------------
                                                                  123,734,047

-------------------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE--0.4%
 Fannie Mae                                         123,900         9,299,934
-------------------------------------------------------------------------------
 HEALTH CARE--16.7%
-------------------------------------------------------------------------------
 BIOTECHNOLOGY--3.1%
 Affymetrix, Inc. 1                                 447,300        11,008,053
-------------------------------------------------------------------------------
 Amgen, Inc. 1                                      287,500        17,767,500
-------------------------------------------------------------------------------
 Biogen Idec, Inc. 1                                 64,600         2,375,988
-------------------------------------------------------------------------------
 Genentech, Inc. 1                                   64,700         6,053,979
-------------------------------------------------------------------------------
 Gilead Sciences, Inc. 1                            376,080        21,865,291
-------------------------------------------------------------------------------
 Human Genome Sciences, Inc. 1                      332,200         4,401,650
-------------------------------------------------------------------------------
 Millennium Pharmaceuticals, Inc. 1                 303,700         5,670,079
-------------------------------------------------------------------------------
 Qiagen NV 1                                        882,911        10,847,051
                                                               ----------------
                                                                   79,989,591

-------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--1.3%
 Applera Corp./
 Applied Biosystems Group                           535,400        11,088,134
-------------------------------------------------------------------------------
 Essilor International SA                           188,860         9,766,965
-------------------------------------------------------------------------------
 Smith & Nephew plc                               1,438,080        12,080,282
                                                               ----------------
                                                                   32,935,381

-------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--2.7%
 Express Scripts, Inc. 1                            173,200        11,505,676
-------------------------------------------------------------------------------
 Fresenius AG, Preference                           200,002        14,001,131
-------------------------------------------------------------------------------
 IMS Health, Inc.                                   560,700        13,939,002
-------------------------------------------------------------------------------
 Oxford Health Plans, Inc. 1                        230,400        10,022,400
-------------------------------------------------------------------------------
 Quest Diagnostics, Inc. 1                          292,300        21,370,053
                                                               ----------------
                                                                   70,838,262

-------------------------------------------------------------------------------
 PHARMACEUTICALS--9.6%
 Aventis SA                                         290,150        19,177,398
-------------------------------------------------------------------------------
 Chugai Pharmaceutical Co. Ltd.                     802,500        11,539,167
-------------------------------------------------------------------------------
 Eli Lilly & Co.                                    171,300        12,047,529
-------------------------------------------------------------------------------
 Johnson & Johnson                                  340,780        17,604,695

                                                                 MARKET VALUE
                                                     SHARES        SEE NOTE 1
-------------------------------------------------------------------------------
 PHARMACEUTICALS Continued
 Mylan Laboratories, Inc.                           468,600    $   11,836,836
-------------------------------------------------------------------------------
 Novartis AG                                        429,798        19,513,368
-------------------------------------------------------------------------------
 Pfizer, Inc.                                       707,219        24,986,047
-------------------------------------------------------------------------------
 Roche Holdings AG                                  331,076        33,395,376
-------------------------------------------------------------------------------
 Sanofi-Synthelabo SA                               645,659        48,619,820
-------------------------------------------------------------------------------
 Schering-Plough Corp.                              834,000        14,503,260
-------------------------------------------------------------------------------
 Shionogi & Co. Ltd.                              1,353,000        25,199,104
-------------------------------------------------------------------------------
 Teva Pharmaceutical Industries
 Ltd., Sponsored ADR                                186,800        10,593,428
                                                               ----------------
                                                                  249,016,028

-------------------------------------------------------------------------------
 INDUSTRIALS--5.2%
-------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--3.6%
 Boeing Co.                                         299,800        12,633,572
-------------------------------------------------------------------------------
 Bombardier, Inc., Cl. B                          1,678,300         7,104,121
-------------------------------------------------------------------------------
 Empresa Brasileira de
 Aeronautica SA, ADR                                861,434        30,176,033
-------------------------------------------------------------------------------
 Lockheed Martin Corp.                              254,400        13,076,160
-------------------------------------------------------------------------------
 Northrop Grumman Corp.                             135,100        12,915,560
-------------------------------------------------------------------------------
 Raytheon Co.                                       620,400        18,636,816
                                                               ----------------
                                                                   94,542,262

-------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--0.9%
 Rentokil Initial plc                             3,102,419        10,552,219
-------------------------------------------------------------------------------
 Societe BIC SA                                     261,163        12,069,879
                                                               ----------------
                                                                   22,622,098

-------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--0.3%
 JGC Corp.                                          522,000         5,445,516
-------------------------------------------------------------------------------
 Leighton Holdings Ltd.                             225,823         2,009,428
                                                               ----------------
                                                                    7,454,944

-------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--0.4%
 Hutchison Whampoa Ltd.                           1,524,000        11,238,214
-------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--19.8%
-------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--5.6%
 Alcatel SA 1                                     1,118,600        14,405,766
-------------------------------------------------------------------------------
 Cisco Systems, Inc. 1                              570,900        13,867,161
-------------------------------------------------------------------------------
 JDS Uniphase Corp. 1                             4,819,500        17,591,175
-------------------------------------------------------------------------------
 Juniper Networks, Inc. 1                           339,700         6,345,596
-------------------------------------------------------------------------------
 QUALCOMM, Inc.                                   1,117,700        60,277,561
-------------------------------------------------------------------------------
 Scientific-Atlanta, Inc.                           336,600         9,189,180
-------------------------------------------------------------------------------
 Telefonaktiebolaget LM Ericsson
 AB, B Shares 1                                  13,818,200        24,773,780
                                                               ----------------
                                                                  146,450,219

6  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

                                                                 MARKET VALUE
                                                     SHARES        SEE NOTE 1
-------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.5%
 International Business
 Machines Corp.                                     116,217    $   10,770,992
-------------------------------------------------------------------------------
 SanDisk Corp. 1                                     42,800         2,616,792
                                                               ----------------
                                                                   13,387,784

-------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--1.7%
 Keyence Corp.                                       54,200        11,424,634
-------------------------------------------------------------------------------
 Murata Manufacturing Co. Ltd.                      239,300        12,928,497
-------------------------------------------------------------------------------
 Tandberg ASA 1                                   2,775,250        20,440,604
                                                               ----------------
                                                                   44,793,735

-------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.5%
 Yahoo Japan Corp. 1                                    900        12,092,936
-------------------------------------------------------------------------------
 IT SERVICES--1.3%
 Amadeus Global Travel
 Distribution SA                                  1,499,101         9,738,093
-------------------------------------------------------------------------------
 Infosys Technologies Ltd.                          197,435        24,076,035
                                                               ----------------
                                                                   33,814,128

-------------------------------------------------------------------------------
 OFFICE ELECTRONICS--0.4%
 Canon, Inc.                                        221,000        10,290,100
-------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.7%
 Advanced Micro Devices, Inc. 1                   2,046,800        30,497,320
-------------------------------------------------------------------------------
 National Semiconductor Corp. 1                     601,500        23,705,115
-------------------------------------------------------------------------------
 Novellus Systems, Inc. 1                           262,900        11,054,945
-------------------------------------------------------------------------------
 NVIDIA Corp. 1                                     174,900         4,066,425
-------------------------------------------------------------------------------
 Samsung Electronics Co.                             67,240        25,451,313
                                                               ----------------
                                                                   94,775,118

-------------------------------------------------------------------------------
 SOFTWARE--6.1%
 Amdocs Ltd. 1                                      441,300         9,920,424
-------------------------------------------------------------------------------
 BEA Systems, Inc. 1                                921,800        11,338,140
-------------------------------------------------------------------------------
 Cadence Design Systems, Inc. 1                   3,647,570        65,583,309
-------------------------------------------------------------------------------
 Electronic Arts, Inc. 1                             89,442         4,273,539
-------------------------------------------------------------------------------
 Red Hat, Inc. 1                                    370,500         6,954,285
-------------------------------------------------------------------------------
 Sybase, Inc. 1                                     610,510        12,564,296
-------------------------------------------------------------------------------
 Symantec Corp. 1                                   140,000         4,851,000
-------------------------------------------------------------------------------
 Synopsys, Inc. 1                                   637,486        21,521,527
-------------------------------------------------------------------------------
 Trend Micro, Inc. 1                                560,000        15,022,861
-------------------------------------------------------------------------------
 Veritas Software Corp. 1                           163,200         6,064,512
                                                               ----------------
                                                                  158,093,893

-------------------------------------------------------------------------------
 MATERIALS--0.5%
-------------------------------------------------------------------------------
 CHEMICALS--0.5%
 International Flavors &
 Fragrances, Inc.                                   336,730        11,758,612

                                                                  MARKET VALUE
                                                     SHARES         SEE NOTE 1
-------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--6.4%
-------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--2.3%
 France Telecom SA 1                              1,257,828    $   35,951,497
-------------------------------------------------------------------------------
 Tele Norte Leste Participacoes
 SA, Preference                               1,459,595,519        22,979,143
                                                               ----------------
                                                                   58,930,640

-------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--4.1%
 KDDI Corp.                                          11,210        64,224,503
-------------------------------------------------------------------------------
 SK Telecom Co. Ltd.                                 46,540         7,772,942
-------------------------------------------------------------------------------
 SK Telecom Co. Ltd., ADR                           391,100         7,294,015
-------------------------------------------------------------------------------
 Vodafone Group plc                              11,596,840        28,752,736
                                                               ----------------
                                                                  108,044,196

-------------------------------------------------------------------------------
 UTILITIES--0.5%
-------------------------------------------------------------------------------
 GAS UTILITIES--0.5%
 Hong Kong & China Gas Co. Ltd.                   8,472,000        12,931,269
                                                               ----------------
 Total Common Stocks
 (Cost $1,885,360,779)                                          2,478,686,944

                                                  PRINCIPAL
                                                     AMOUNT
-------------------------------------------------------------------------------
 NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%

 Hindustan Lever Ltd.,
 9% Sec. Debs., 1/1/05 [INR]
 (Cost $573,468)                                 25,547,400           598,206

-------------------------------------------------------------------------------
 CONVERTIBLE CORPORATE BONDS AND NOTES--0.2%

 Nektar Therapeutics, 3% Cv.
 Unsec. Sub. Debs., 6/30/10 2
 (Cost $3,568,000)                                3,568,000         4,848,020

-------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--4.2%

 Undivided interest of 6.74% in joint
 repurchase agreement (Principal Amount/
 Market Value $1,603,898,000, with a
 maturity value of $1,603,979,086) with
 PaineWebber, Inc., 0.91%, dated 12/31/03,
 to be repurchased at $108,116,466 on
 1/2/04, collateralized by Federal Home
 Loan Mortgage Corp., 5%--5.50%,
 9/1/33--11/1/33, with a value of
 $405,980,626 and Federal National
 Mortgage Assn., 4.50%, 10/1/33, with
 a value of $1,234,398,060
 (Cost $108,111,000)                            108,111,000       108,111,000

-------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE
 (COST $1,997,613,247)                                 99.8%    2,592,244,170
-------------------------------------------------------------------------------
 OTHER ASSETS
 NET OF LIABILITIES                                     0.2         4,822,027
                                               --------------------------------
 NET ASSETS                                           100.0%   $2,597,066,197
                                               ================================

7  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF INVESTMENTS  Continued


FOOTNOTES TO STATEMENT OF INVESTMENTS
Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:
 INR   Indian Rupee
1. Non-income producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,848,020 or 0.19% of the Fund's net assets as of December 31, 2003.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

         GEOGRAPHIC HOLDINGS                      MARKET VALUE      PERCENT
         ------------------------------------------------------------------
         United States                          $1,124,379,033         43.4%
         Great Britain                             281,788,501         10.9
         France                                    235,884,438          9.1
         Japan                                     229,082,565          8.8
         India                                      94,505,275          3.7
         The Netherlands                            84,508,695          3.3
         Germany                                    78,323,361          3.0
         Brazil                                     68,377,376          2.6
         Canada                                     61,026,859          2.4
         Switzerland                                52,908,744          2.0
         Hong Kong                                  49,586,328          1.9
         Sweden                                     49,078,771          1.9
         Korea, Republic of South                   40,518,270          1.6
         Mexico                                     38,512,221          1.5
         Bermuda                                    21,781,577          0.8
         Norway                                     20,440,604          0.8
         Singapore                                  16,370,797          0.6
         Australia                                  13,809,833          0.5
         Italy                                      11,029,401          0.4
         Israel                                     10,593,428          0.4
         Spain                                       9,738,093          0.4
                                                ---------------------------
         Total                                  $2,592,244,170        100.0%
                                                ===========================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

8  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2003

--------------------------------------------------------------------------------------------------
 ASSETS

 Investments, at value (cost $1,997,613,247)--see accompanying statement          $2,592,244,170
--------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                    5,978,095
 Interest and dividends                                                                2,482,206
 Investments sold                                                                      1,202,338
 Other                                                                                    11,066
                                                                                  ----------------
 Total assets                                                                      2,601,917,875

--------------------------------------------------------------------------------------------------
 LIABILITIES

 Bank overdraft                                                                            4,622
--------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                                                3,589,235
 Foreign capital gains taxes                                                             979,395
 Distribution and service plan fees                                                       85,813
 Shareholder reports                                                                      48,768
 Trustees' compensation                                                                   12,174
 Transfer and shareholder servicing agent fees                                             2,501
 Other                                                                                   129,170
                                                                                  ----------------
 Total liabilities                                                                     4,851,678

--------------------------------------------------------------------------------------------------
 NET ASSETS                                                                       $2,597,066,197
                                                                                  ================

--------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Par value of shares of beneficial interest                                       $      103,561
--------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                        2,294,643,685
--------------------------------------------------------------------------------------------------
 Accumulated net investment income                                                    14,682,479
--------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions     (306,095,643)
--------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies                            593,732,115
                                                                                  ----------------
 NET ASSETS                                                                       $2,597,066,197
                                                                                  ================

--------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Non-Service Shares:
 Net asset value, redemption price per share and offering price per share (based on
 net assets of $2,280,751,733 and 90,944,755 shares of beneficial interest outstanding)   $25.08
--------------------------------------------------------------------------------------------------
 Service Shares:
 Net asset value, redemption price per share and offering price per share (based on
 net assets  of $168,738,958 and 6,759,109 shares of beneficial interest outstanding)     $24.96
--------------------------------------------------------------------------------------------------
 Class 3 Shares:
 Net asset value, redemption price per share and offering price per share (based on
 net assets of $147,575,506 and 5,857,374 shares of beneficial interest outstanding)      $25.19


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

9  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2003


------------------------------------------------------------------------------------------
 INVESTMENT INCOME

 Dividends (net of foreign withholding taxes of $2,762,565)                 $ 30,810,084
------------------------------------------------------------------------------------------
 Interest                                                                        706,052
                                                                            --------------
 Total investment income                                                      31,516,136

------------------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                              12,206,333
------------------------------------------------------------------------------------------
 Distribution and service plan fees--Service shares                              228,953
------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Non-Service shares                                                               10,062
 Service shares                                                                    9,754
 Class 3 shares                                                                    6,666
------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                     350,448
------------------------------------------------------------------------------------------
 Shareholder reports                                                             118,036
------------------------------------------------------------------------------------------
 Trustees' compensation                                                           60,983
------------------------------------------------------------------------------------------
 Other                                                                           131,247
                                                                            --------------
 Total expenses                                                               13,122,482
 Less reduction to custodian expenses                                             (2,313)
                                                                            --------------
 Net expenses                                                                 13,120,169

------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                        18,395,967

------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized gain (loss) on:
 Investments                                                                 (99,590,714)
 Foreign currency transactions                                                32,526,679
                                                                            --------------
 Net realized loss                                                           (67,064,035)
------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments (net of foreign capital gains tax of $979,395)                  680,877,529
 Translation of assets and liabilities denominated in foreign currencies      97,085,854
                                                                            --------------
 Net change in unrealized appreciation (depreciation)                        777,963,383

------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $729,295,315
                                                                            ==============



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

10  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS

 YEAR ENDED DECEMBER 31,                                                                 2003              2002
-----------------------------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                                                         $   18,395,967    $   14,349,649
-----------------------------------------------------------------------------------------------------------------
 Net realized loss                                                                (67,064,035)     (172,795,488)
-----------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                             777,963,383      (283,662,127)
                                                                               ----------------------------------
 Net increase (decrease) in net assets resulting from operations                  729,295,315      (442,107,966)

-----------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Non-Service shares                                                               (13,324,089)       (9,494,638)
 Service shares                                                                      (449,100)         (108,690)
 Class 3 shares                                                                            --                --

-----------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase in net assets resulting from beneficial interest transactions:
 Non-Service shares                                                                79,623,681        86,880,795
 Service shares                                                                    77,667,391        41,295,581
 Class 3 shares                                                                   121,430,754                --

-----------------------------------------------------------------------------------------------------------------
 NET ASSETS

 Total increase (decrease)                                                        994,243,952      (323,534,918)
-----------------------------------------------------------------------------------------------------------------
 Beginning of period                                                            1,602,822,245     1,926,357,163
                                                                               ----------------------------------
 End of period [including accumulated net investment income of
 $14,682,479 and $16,334,525, respectively]                                    $2,597,066,197    $1,602,822,245
                                                                               ==================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

11  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

FINANCIAL HIGHLIGHTS



 NON-SERVICE SHARES  YEAR ENDED DECEMBER 31,                   2003           2002           2001           2000           1999
----------------------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA

 Net asset value, beginning of period                        $17.70         $22.84         $30.33         $33.41         $22.07
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                          .19            .16            .17            .27            .14
 Net realized and unrealized gain (loss)                       7.34          (5.19)         (3.85)          1.82          12.21
                                                             ---------------------------------------------------------------------
 Total from investment operations                              7.53          (5.03)         (3.68)          2.09          12.35
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                          (.15)          (.11)          (.19)          (.09)          (.14)
 Dividends in excess of net investment income                    --             --             --             --           (.13)
 Distributions from net realized gain                            --             --          (3.62)         (5.08)          (.74)
                                                             ---------------------------------------------------------------------
 Total dividends and/or distributions to shareholders          (.15)          (.11)         (3.81)         (5.17)         (1.01)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $25.08         $17.70         $22.84         $30.33         $33.41
                                                             =====================================================================

----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                           43.02%        (22.13)%       (12.04)%         5.09%         58.48%

----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                $2,280,752     $1,549,993     $1,905,890     $2,136,420     $1,762,366
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $1,751,226     $1,776,289     $1,918,335     $2,116,100     $1,251,190
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                         0.99%          0.80%          0.70%          0.83%          0.57%
 Total expenses                                                0.67% 3        0.67% 3        0.70% 3        0.68% 3        0.69% 3
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         34%            34%            39%            50%            64%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




12   OPPENHEIMER GLOBAL SECURITIES FUND/VA


 SERVICE SHARES  YEAR ENDED DECEMBER 31,                                      2003           2002           2001           2000 1
----------------------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA

 Net asset value, beginning of period                                       $17.61         $22.78         $30.30         $32.65
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                         .12            .12            .21            .03
 Net realized and unrealized gain (loss)                                      7.36          (5.19)         (3.92)         (2.38)
                                                                            ------------------------------------------------------
 Total from investment operations                                             7.48          (5.07)         (3.71)         (2.35)
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                         (.13)          (.10)          (.19)            --
 Distributions from net realized gain                                           --             --          (3.62)            --
                                                                            ------------------------------------------------------
 Total dividends and/or distributions to shareholders                         (.13)          (.10)         (3.81)            --
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                             $24.96         $17.61         $22.78         $30.30
                                                                            ======================================================

----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                                          42.86%        (22.37)%       (12.17)%        (7.20)%

----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                                 $168,739        $52,830        $20,467           $983
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                        $ 91,800        $34,847        $ 8,502           $325
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                                        0.68%          0.51%          0.44%          0.60%
 Total expenses                                                               0.93% 4        0.90% 4        0.85% 4        0.83% 4
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                        34%            34%            39%            50%


1. For the period from July 13, 2000 (inception of offering) to December 31,
2000.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

13  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

FINANCIAL HIGHLIGHTS  Continued


 CLASS 3 SHARES  PERIOD ENDED DECEMBER 31,                                                                                2003 1
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                                                                                   $ 17.55
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                                                                      .07
 Net realized and unrealized gain                                                                                          7.57
                                                                                                                        ----------
 Total from investment operations                                                                                          7.64
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                                                                        --
 Distributions from net realized gain                                                                                        --
                                                                                                                        ----------
 Total dividends and/or distributions to shareholders                                                                        --
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                                                         $ 25.19
                                                                                                                        ==========

----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                                                                                       43.53%

----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                                                                              $147,576
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                                                                     $ 80,579
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                                                                                     0.73%
 Total expenses                                                                                                            0.68% 4
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                                                                     34%


1. For the period from May 1, 2003 (inception of offering) to December 31, 2003.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




14  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
 1. SIGNIFICANT  ACCOUNTING POLICIES
 Oppenheimer Global Securities Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Non-Service, Service and Class 3 shares. All classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. The Fund assesses a 1% fee on the proceeds of Class 3 shares that are redeemed (either by selling or exchanging to another Oppenheimer fund or other investment option offered through your variable life insurance or variable annuity contract) within 60 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.




15  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued


--------------------------------------------------------------------------------
 1. SIGNIFICANT  ACCOUNTING POLICIES Continued

 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class.Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
    The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                                 NET UNREALIZED
                                                                                   APPRECIATION
                                                                               BASED ON COST OF
                                                                                 SECURITIES AND
         UNDISTRIBUTED        UNDISTRIBUTED              ACCUMULATED          OTHER INVESTMENTS
         NET INVESTMENT           LONG-TERM                     LOSS         FOR FEDERAL INCOME
         INCOME                        GAIN       CARRYFORWARD 1,2,3               TAX PURPOSES
-------------------------------------------------------------------------------------------------

         $35,066,177                    $--             $302,670,033               $569,922,654


 1. As of December 31, 2003, the Fund had $300,780,388 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2003, details of the capital loss carryforwards were as follows:

                              EXPIRING
                              -------------------------
                              2009         $ 47,254,011
                              2010          147,620,574
                              2011          105,905,803
                                           ------------
                              Total        $300,780,388
                                           ============

 2. During the fiscal years ended December 31, 2003 and December 31, 2002, the Fund did not utilize any capital loss carryforwards.
 3. As of December 31, 2003, the Fund had $1,844,693 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2012. Additionally, the Fund had $44,952 of post-October foreign currency losses which were deferred.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                 REDUCTION TO           REDUCTION TO
                 ACCUMULATED         ACCUMULATED NET
                 NET INVESTMENT        REALIZED LOSS
                 INCOME               ON INVESTMENTS
                 -----------------------------------
                 $6,274,824               $6,274,824

 The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 was as follows:
                                              YEAR ENDED              YEAR ENDED
                                       DECEMBER 31, 2003       DECEMBER 31, 2002
                 ---------------------------------------------------------------
                 Distributions paid from:
                 Ordinary income             $13,773,189              $9,603,328



16  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities           $2,022,402,103
                                                          ==============

                 Gross unrealized appreciation            $  611,728,385
                 Gross unrealized depreciation               (41,805,731)
                                                          --------------
                 Net unrealized appreciation              $  569,922,654
                                                          ==============

 Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
 -------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                                      YEAR ENDED DECEMBER 31, 2003 1              YEAR ENDED DECEMBER 31, 2002
                                                            SHARES            AMOUNT                  SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------------------------------

NON-SERVICE SHARES
Sold                                                    56,815,585    $1,050,428,269             148,964,909   $ 2,936,874,923
Dividends and/or distributions reinvested                  828,612        13,324,089                 405,580         9,494,638
Redeemed                                               (54,266,655)     (984,128,677)           (145,263,047)   (2,859,488,766)
                                                      -------------------------------------------------------------------------
Net increase                                             3,377,542    $   79,623,681               4,107,442   $    86,880,795
                                                      =========================================================================


17  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued



 2. SHARES OF BENEFICIAL INTEREST Continued


                                                  YEAR ENDED DECEMBER 31, 2003 1            YEAR ENDED DECEMBER 31, 2002
                                                        SHARES            AMOUNT              SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------------------------

SERVICE SHARES
Sold                                                 9,204,619     $ 180,268,510           5,676,692        $108,715,377
Dividends and/or distributions reinvested               28,051           449,100               4,653             108,690
Redeemed                                            (5,472,867)     (103,050,219)         (3,580,556)        (67,528,486)
                                                    ---------------------------------------------------------------------
Net increase                                         3,759,803     $  77,667,391           2,100,789        $ 41,295,581
                                                    =====================================================================

-------------------------------------------------------------------------------------------------------------------------
CLASS 3 SHARES
Sold                                                 6,450,195     $ 132,821,158                  --        $         --
Dividends and/or distributions reinvested                   --                --                  --                  --
Redeemed                                              (592,821)      (11,390,404)                 --                  --
                                                    ---------------------------------------------------------------------
Net increase                                         5,857,374     $ 121,430,754                  --        $         --
                                                    =====================================================================

1. For the year ended December 31, 2003, for Non-Service and Service shares and for the period from May 5, 2003 (inception of offering) to December 31, 2003, for Class 3 shares.

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2003, were $841,778,088 and $625,248,280, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2003, the Fund paid $25,856 to OFS for services to the Fund.
    Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.




18 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
   The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
   As of December 31, 2003, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
 6. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at December 31, 2003.




19  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

INDEPENDENT AUDITORS' REPORT


--------------------------------------------------------------------------------
 TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER GLOBAL SECURITIES FUND/VA:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Global Securities Fund/VA, a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Global Securities Fund/VA as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





 DELOITTE & TOUCHE LLP

 Denver, Colorado
 February 12, 2004




20  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited


--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    Dividends of $0.1504 and $0.1267 per share were paid to Non-Service and Service shareholders, respectively, on March 14, 2003, all of which was designated as ordinary income for federal income tax purposes.
    Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2003 which are not designated as capital gain distributions should be multiplied by 17.25% to arrive at the amount eligible for the corporate dividend-received deduction.
    The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $2,586,134 of foreign income taxes paid by the Fund during the fiscal year ended December 31, 2003. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited


--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.




21  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

TRUSTEES AND OFFICERS  Unaudited


-----------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH                          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE                         HELD BY TRUSTEE; NUMBER OF FUNDS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE


INDEPENDENT                                          THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
TRUSTEES                                             CENTENNIAL, CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL
                                                     HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.



WILLIAM L. ARMSTRONG,                                Chairman of the following private mortgage banking companies: Cherry Creek
Chairman of the Board                                Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994),
(since 2003) and                                     The El Paso Mortgage Company (since 1993), Transland Financial Services, Inc.
Trustee (since 1999)                                 (since 1997); Chairman of the following private companies: Great Frontier
Age: 66                                              Insurance (insurance agency) (since 1995), Ambassador Media Corporation and
                                                     Broadway Ventures (since 1984); a director of the following public companies:
                                                     Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992)
                                                     and UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a
                                                     Director/ Trustee of Campus Crusade for Christ and the Bradley Foundation.
                                                     Formerly a director of the following: Storage Technology Corporation (a publicly-held computer equipment company) (1991-February 2003), and
                                                     International Family Entertainment (television channel) (1992-1997), Frontier
                                                     Real Estate, Inc. (residential real estate  brokerage) (1994-1999), and
                                                     Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator
                                                     (January 1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.


ROBERT G. AVIS,                                      Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner
Trustee (since 1993)                                 of private equity funds) (until February 2001); Chairman, President and Chief
Age: 72                                              Executive Officer of A.G. Edwards Capital, Inc. (until March 2000); Vice
                                                     Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards &
                                                     Sons, Inc. (its brokerage company subsidiary) (until March 1999); Chairman of
                                                     A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                                     (until March 1999); and a Director (until March 2000) of A.G. Edwards & Sons an
                                                     A.G. Edwards Trust Company. Oversees 38 portfolios in the OppenheimerFunds complex.


GEORGE C. BOWEN,                                     Formerly (until April 1999): Senior Vice President (from September 1987) and
Trustee (since 1997)                                 Treasurer (from March 1985) of OppenheimerFunds, Inc. (the Manager); Vice
Age: 67                                              President (from June 1983) and Treasurer (since March 1985) of OppenheimerFunds
                                                     Distributor, Inc. (a subsidiary of the Manager); Senior Vice President (since
                                                     February 1992), Treasurer (since July 1991) Assistant Secretary and a director
                                                     (since December 1991) of Centennial Asset Management Corporation; Vice Presiden
                                                     (since October 1989) and Treasurer (since April 1986) of HarbourView Asset
                                                     Management Corporation (an investment advisory subsidiary of the Manager);
                                                     President, Treasurer and a director (June 1989-January 1990) of Centennial
                                                     Capital Corporation (an investment advisory subsidiary of the Manager); Vice
                                                     President and Treasurer (since August 1978) and Secretary (since April 1981) of
                                                     Shareholder Services, Inc. (a transfer agent subsidiary of the Manager); Vice
                                                     President, Treasurer and Secretary (since November 1989) of Shareholder
                                                     Financial Services, Inc. (a transfer agent subsidiary of the Manager); Assistan
                                                     Treasurer (since March 1998) of Oppenheimer Acquisition Corp. (the Manager's
                                                     parent corporation); Treasurer (since November 1989) of Oppenheimer Partnership
                                                     Holdings, Inc. (a holding company subsidiary of the Manager); Vice President an
                                                     Treasurer (since July 1996) of Oppenheimer Real Asset Management, Inc. (an
                                                     investment advisory subsidiary of the Manager); Chief Executive Officer and director (since March 1996) of MultiSource Services, Inc. (a broker-dealer subsidiary of the Manager); Treasurer (since October 1997) of OppenheimerFunds
                                                     International Ltd. and OppenheimerFunds plc (offshore fund management subsidiaries of the Manager). Oversees 38 portfolios in the OppenheimerFunds complex.


EDWARD L. CAMERON,                                   A member of The Life Guard of Mount Vernon, George Washington's home (since
Trustee (Since 1999)                                 June 2000). Formerly (March 2001 - May 2002) Director of Genetic ID, Inc. and
Age: 65                                              its subsidiaries (a privately held biotech company); a partner with
                                                     PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman
                                                     (from 1994-1998), Price Waterhouse LLP Global Investment Management Industry
                                                     Services Group. Oversees 38 portfolios in the OppenheimerFunds complex.









22  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA



JON S. FOSSEL,                                       Chairman and Director (since 1998) of Rocky Mountain Elk Foundation (a
Trustee (since 1990)                                 not-for-profit foundation); and a director (since October 1999) of P.R.
Age: 61                                              Pharmaceuticals (a privately held company) and UNUMProvident (an insurance company) (since June 1, 2002). Formerly Chairman and a director (until Oct
                                                     1996) and President and Chief Executive Officer (until October 1995) of th
                                                     Manager; President, Chief Executive Officer and a director of Oppenheimer
                                                     Acquisition Corp., Shareholders Services Inc. and Shareholder Financial
                                                     Services, Inc. (until October 1995). Oversees 38 portfolios in the
                                                     OppenheimerFunds complex.

SAM FREEDMAN,                                        Director of Colorado Uplift (a non-profit charity) (since September 1984).
Trustee (since 1996)                                 Formerly (until October 1994) Mr. Freedman held several positions in subsidiary
Age: 63                                              or affiliated companies of the Manager. Oversees 38 portfolios in the
                                                     OppenheimerFunds complex.

BEVERLY L. HAMILTON,                                 Trustee (since 1996) of MassMutual Institutional Funds and of MML Series
Trustee (since 2002)                                 Investment Fund (open-end investment companies); Director of MML Services
Age: 57                                              (since April 1987) and America Funds Emerging Markets Growth Fund (since
                                                     October 1991) (both are investment companies), The California Endowment (a philanthropy organization) (since April 2002), and Community Hospital of
                                                     Monterey Peninsula, (since February 2002); a trustee (since February 2000) of
                                                     Monterey Internationa Studies (an educational organization), and an advisor to
                                                     Unilever (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of Michigan and
                                                     Hartford Hospital. Formerly, President (February 1991-April 2000) ARCO
                                                     Investment Management Company. Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                                    Chairman and CEO (since 2003) of Steele Street State Bank (a commercial banking
Trustee (since 2002)                                 entity); Director (since 2001) of Jones Knowledge, Inc. (a privately held
Age: 59                                              company), U.S. Exploration, Inc., (since 1997), Colorado UpLIFT (a non-profit organization) (since 1986) and a trustee of the Gallagher Family Foundation
                                                     (non-profit organization) (since 2000). Formerly, Chairman of U.S. Bank (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July
                                                     1996-April 1, 1999) and a director of Commercial Assets, Inc. (a REIT)
                                                     (1993-2000). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,                            Trustee (since 1996) of MassMutual Institutional Funds and of MML Series
Trustee (since 2000)                                 Investment Fund (open-end investment companies); Trustee (since 1987), Chairman
Age: 61                                              of the Board (since 2003) and Chairman of the investment committee (since 1994)
                                                     for the Worcester Polytech Institute; President and Treasurer (since January
                                                     1999) of the SIS Fund (a private not for profit charitable fund); Trustee (sinc
                                                     1995) of the Springfield Library and Museum Association; Trustee (since 1996) o the Community Music School of Springfield. Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 - 2003);
                                                     Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS
                                                     Bank); President, Chief Executive Officer and Director (May 1993-December 1998)
                                                     of SIS Bankcorp, Inc. and SIS Bank (formerly Springfield Institution for
                                                     Savings) and Executive Vice President (January 1999-July 1999) of Peoples
                                                     Heritage Financial Group, Inc. Oversees 38 portfolios in the OppenheimerFunds complex.


------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                                   THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225
AND OFFICER                                          LIBERTY STREET, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE
                                                     TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.


JOHN V. MURPHY,                                      Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee                                (since September 2000) of the Manager; President and a director or trustee of
(since 2001)                                         other Oppenheimer funds; President and a director (since July 2001) of
Age: 54                                              Oppenheimer Acquisition Corp. and of Oppenheimer Partnership Holdings, Inc.; a
                                                     director (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman
                                                     and a director (since July 2001) of Shareholder Services, Inc. and of
                                                     Shareholder Financial Services, Inc.; President and a director (since July 2001 of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of
                                                     OppenheimerFunds, Inc.: OFI Institutional Asset Management, Inc. and Centennial
                                                     Asset Management Corporation (since November 2001), HarbourView Asset Managemen
                                                     Corporation and OFI Private Investments, Inc. (since July 2001); President
                                                     (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                                                     Asset Management, Inc.; a director (since November 2001) of Trinity Investment
                                                     Management Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager); Executive Vice President (since February 1997) of Massachusetts
                                                     Mutual Life Insurance Company (the Manager's parent company); a director (since
                                                     June 1995) of DLB Acquisition Corporation (a holding company that owns shares o
                                                     David L. Babson & Company, Inc.); formerly, Chief Operating Officer (September
                                                     2000-June 2001) of the Manager; President and trustee (November 1999-November
                                                     2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-en investment companies); a director (September 1999-August 2000)



23  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

TRUSTEES AND OFFICERS  Unaudited / Continued



JOHN V. MURPHY,                                      of C.M. Life Insurance Company; President, Chief Executive Officer and director
Continued                                            (September 1999-August 2000) of MML Bay State Life Insurance Company; a
                                                     director (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings
                                                     Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 72 portfolios as a Trustee/ Officer and 10 portfolios as an Officer in the
                                                     OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS                                             THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. WILBY
                                                     AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NY
                                                     10281-1008, FOR MR. WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH
                                                     OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEAT
                                                     OR REMOVAL.

WILLIAM L. WILBY,                                    Senior Vice President of the Manager (since July 1994) and of HarbourView Asset
Vice President and                                   Management Corporation (since May 1999); Senior Investment Officer, Director of
Portfolio Manager                                    International Equities (since May 2000) of the Manager; an officer of 2
(since 1995)                                         portfolios in the OppenheimerFunds complex; formerly Vice President of the
Age: 59                                              Manager (October 1991- July 1994) and of HarbourView Asset Management
                                                     Corporation (June 1992 - May 1999).


BRIAN W. WIXTED,                                     Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (Since 1999)                               Treasurer (since March 1999) of HarbourView Asset Management Corporation,
Age: 44                                              Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation,
                                                     Shareholder Financial Services, Inc., Oppenheimer Partnership Holdings, Inc.,
                                                     OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
                                                     International Ltd. and OppenheimerFunds plc  (offshore fund management subsidiaries of the Manager) (since May 2000) and OFI Institutional Asset
                                                     Management, Inc. (since November 2000); Treasurer and Chief Financial Officer
                                                     (since May 2000) of OFI Trust Company (a trust company subsidiary of the
                                                     Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition
                                                     Corp. and OppenheimerFunds Legacy Program (since April 2000); formerly
                                                     Principal and Chief Operating Officer (March 1995-March 1999), Bankers Trust
                                                     Company-Mutual Fund Services Division. An officer of 82 portfolios in the
                                                     OppenheimerFunds complex.


ROBERT G. ZACK,                                      Executive Vice President (since January 2004) and General Counsel (since
Vice President and Secretary                         February 2002) of the Manager; General Counsel and a director (since November
(since 2001)                                         2001) of OppenheimerFunds Distributor, Inc.; Senior Vice President and General
Age: 55                                              Counsel (since November 2001) of HarbourView Asset Management Corporation; Vice
                                                     President and a director (since November 2000) of Oppenheimer Partnership
                                                     Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                                     November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                                     Inc., OFI Private Investments, Inc., OFI Trust Company and OFI Institutional
                                                     Asset Management, Inc.; General Counsel (since November 2001) of Centennial
                                                     Asset Management Corporation; a director (since November 2001) of Oppenheimer
                                                     Real Asset Management, Inc.; Assistant Secretary and a director (since November
                                                     2001) of OppenheimerFunds International Ltd.; Vice President (since November
                                                     2001) of OppenheimerFunds Legacy Program; Secretary (since November 2001) of
                                                     Oppenheimer Acquisition Corp.;  formerly Senior Vice President (May 1985-Januar
                                                     2004), Acting General Counsel (November 2001-February 2002) and Associate
                                                     General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of
                                                     Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial
                                                     Services, Inc. (November 1989-November 2001); OppenheimerFunds International
                                                     Ltd. And OppenheimerFunds plc (October 1997-November 2001). An officer of 82 portfolios in the OppenheimerFunds complex.


THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


24  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)      Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $24,000 in fiscal 2003 and $23,500 in fiscal 2002.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $75,000 in fiscal 2003 and $65,000 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $11,600 in fiscal 2003 and $6,500 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2003 and $3,500 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $86,600 in fiscal 2003 and $75,000 in fiscal 2002 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         Not applicable for fiscal periods ending December 31, 2003.

ITEM 10.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)